Property and equipment (Details 2) (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Changes in cost and accumulated depreciation were as follows
Purchases	R$ 90,348
Depreciation	(10,713)
Net book value	146,739	R$ 67,104
Cost
Changes in cost and accumulated depreciation were as follows
Net book value	168,955	78,607
Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(22,216)	(11,503)
Data processing equipment
Changes in cost and accumulated depreciation were as follows
Purchases	30,336
Depreciation	(3,722)
Net book value	42,133	15,519
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	53,670	23,334
Data processing equipment | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(11,537)	(7,815)
Facilities
Changes in cost and accumulated depreciation were as follows
Depreciation	(2)
Net book value	9	11
Facilities | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	38	38
Facilities | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(29)	(27)
Machinery and equipment
Changes in cost and accumulated depreciation were as follows
Purchases	57,979
Depreciation	(6,268)
Net book value	93,372	41,661
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	102,736	44,757
Machinery and equipment | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(9,364)	(3,096)
Furniture and fittings
Changes in cost and accumulated depreciation were as follows
Purchases	307
Depreciation	(102)
Net book value	2,210	2,005
Furniture and fittings | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	2,460	2,153
Furniture and fittings | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(250)	(148)
Leasehold improvements [Member]
Changes in cost and accumulated depreciation were as follows
Purchases	1,726
Depreciation	(327)
Net book value	8,158	6,759
Leasehold improvements [Member] | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	8,680	6,954
Leasehold improvements [Member] | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(522)	(195)
Vehicles
Changes in cost and accumulated depreciation were as follows
Depreciation	(292)
Net book value	857	1,149
Vehicles | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	1,371	1,371
Vehicles | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	R$ (514)	R$ (222)